Software Development Costs (Details) - Software Development Costs [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized software in-process	$ 1,097,000	$ 1,097,000	$ 888,000
Website development	763,000	763,000	763,000
Less: accumulated amortization	(672,000)	672,000	633,000
Software Impairment	(1,188,000)	(1,188,000)	0
Software development costs, net	0	0	1,018,000
Less: accumulated amortization	$ 672,000	$ (672,000)	$ (633,000)